DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of fair value of derivative instruments designated as hedging instruments that are reported in the Consolidated Balance Sheet
The following table provides the location and fair value amounts of derivative instruments designated as hedging instruments that are reported in the Consolidated Balance Sheet (in millions):

Asset Derivatives	Balance Sheet Account	December 31, 2016	December 31, 2015
Foreign exchange contracts	Other current assets	$4.2	$4.0
Interest rate swap	Other assets	—	0.9
Total asset derivatives		$4.2	$4.9
Liability Derivatives
Foreign exchange contracts	Other current liabilities	(6.8)	(0.8)
Interest rate swap	Other current liabilities	—	(0.7)
Total liability derivatives		$(6.8)	$(1.5)
Total Derivatives		$(2.6)	$3.4

Schedule of fair value of derivative instruments not designated as hedging instruments that are reported in the Consolidated Balance Sheet
The following table provides the location and fair value amounts of derivative instruments not designated as hedging instruments that are reported in the Consolidated Balance Sheet (in millions):

Asset Derivatives	Balance Sheet Account	December 31, 2016	December 31, 2015
Foreign exchange contracts	Other current assets	$2.6	$0.5
Debt conversion feature	Other assets	1.1	1.1
Total asset derivatives		$3.7	$1.6
Liability Derivatives
Foreign exchange contracts	Other current liabilities	(1.2)	(0.2)
Total liability derivatives		$(1.2)	$(0.2)
Total Derivatives		$2.5	$1.4

Schedule of derivative instruments that are designated as hedges in the Consolidated Statement of Income and Accumulated other comprehensive income (loss) ("OCI")
The following tables provide the effect of derivative instruments that are designated as hedges in the Consolidated Statements of Income (Loss), Comprehensive Income (Loss) and AOCI (in millions):

Gain (Loss) Recognized on Derivatives in AOCI:	Year Ended December 31,
Cash Flow Derivatives	2016	2015	2014
Foreign exchange contracts	$(4.5)	$2.8	$(3.4)
Interest rate swap	(0.2)	0.2	—
Total	$(4.7)	$3.0	$(3.4)

Gain (Loss) Reclassified from AOCI into Income (Loss) (Effective):	Year Ended December 31,
Account	2016	2015	2014
Cost of goods sold	$(2.0)	$1.6	$2.5

Gain (Loss) Recognized on Derivatives (Ineffective) in Income (Loss):	Year Ended December 31,
Account	2016	2015	2014
Cost of goods sold	$1.0	$2.3	$(1.3)
Other income (expense) – net	$—	$(0.1)	$0.5
Total	$1.0	$2.2	$(0.8)

Schedule of derivative instruments that are not designated as hedges in the Consolidated Statement of Income and OCI

The following table provides the effect of derivative instruments that are not designated as hedges in the Consolidated Statements of Income (Loss) and Comprehensive Income (Loss) (in millions):

Gain (Loss) Recognized in Income on Derivatives not designated as hedges:	Year Ended December 31,
Account	2016	2015	2014
Other income (expense) – net	0.9	(3.4)	0.5

Schedule of accumulated other comprehensive income (loss)
Unrealized net gains (losses), net of tax, included in AOCI are as follows (in millions):

	Year Ended December 31,
	2016	2015	2014
Balance at beginning of period	$2.3	$(0.7)	$2.7
Additional gains (losses) – net	(5.7)	9.2	(1.4)
Amounts reclassified to earnings	1.0	(6.2)	(2.0)
Balance at end of period	$(2.4)	$2.3	$(0.7)